Trade accounts receivables (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ 223,740	$ 9,137	$ 231,174
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	228,066		234,639
Gross carrying amount [member] | Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	212,814		222,083
Gross carrying amount [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	10,495		9,201
Gross carrying amount [member] | Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	2,181		51
Gross carrying amount [member] | Later than six months [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	2,576		3,304
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables	$ (4,326)		$ (3,465)